Condensed Consolidating Financial Information - (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Condensed Financial Information Disclosure [Abstract]
Consolidating Balance Sheet Information
The guarantee of a subsidiary guarantor will be automatically released upon (i) a sale or other disposition (including by way of consolidation or merger) of the subsidiary guarantor, or the capital stock of the subsidiary guarantor; (ii) the sale or disposition of all or substantially all of the assets of the subsidiary guarantor; (iii) the designation in accordance with the indenture of a subsidiary guarantor as an unrestricted subsidiary; (iv) at such time as such subsidiary guarantor is no longer a subsidiary guarantor or other obligor with respect to any credit facilities or capital markets indebtedness of the Operating Partnership; or (v) defeasance or discharge of the notes.
CONSOLIDATING BALANCE SHEET INFORMATION

	September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$507	$—	$10,893,614	$—	$10,894,121
Lease incentive asset	—	—	532,186	—	532,186
Cash and cash equivalents	153,526	—	—	—	153,526
Tenant and other receivables, net	463	—	—	—	463
Intercompany	1,169,999	—	—	(1,169,999)	—
Prepaid expenses and other assets	15,730	—	11,683	—	27,413
Investments in subsidiaries	10,126,379	—	—	(10,126,379)	—
Above market lease, asset	—	—	41,834	—	41,834
Operating lease right-of-use assets	477	—	279,543	—	280,020

Total assets	$11,467,081	$—	$11,758,860	$(11,296,378)	$11,929,563

Debt, net	4,847,408	—	—	—	4,847,408
Due to MGM Resorts International and affiliates	298	—	—	—	298
Intercompany	—	—	1,169,999	(1,169,999)	—
Accounts payable, accrued expenses and other liabilities	58,457	—	1,480	—	59,937
Accrued interest	37,407	—	—	—	37,407
Dividend and distribution payable	138,730	—	—	—	138,730
Deferred revenue	—	—	95,306	—	95,306
Deferred income taxes, net	—	—	29,721	—	29,721
Operating lease liabilities	477	—	335,975	—	336,452

Total liabilities	5,082,777	—	1,632,481	(1,169,999)	5,545,259

General partner	—	—	—	—	—
Limited partners	6,384,304	—	10,126,379	(10,126,379)	6,384,304

Total partners’ capital	6,384,304	—	10,126,379	(10,126,379)	6,384,304

Total liabilities and partners’ capital	$11,467,081	$—	$11,758,860	$(11,296,378)	$11,929,563

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$572	$—	$10,505,557	$—	$10,506,129
Cash and cash equivalents	3,995	—	—	—	3,995
Tenant and other receivables, net	26	—	7,642	—	7,668
Intercompany	841,179	—	—	(841,179)	—
Prepaid expenses and other assets	34,813	—	—	—	34,813
Investments in subsidiaries	9,790,350	—	—	(9,790,350)	—
Above market lease, asset	—	—	43,014	—	43,014
Assets held for sale	—	—	355,688	—	355,688

Total assets	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

Debt, net	4,666,949	—	—	—	4,666,949
Due to MGM Resorts International and affiliates	227	—	—	—	227
Intercompany	—	—	841,179	(841,179)	—
Accounts payable, accrued expenses and other liabilities	13,102	—	7,694	—	20,796
Above market lease, liability	—	—	46,181	—	46,181
Accrued interest	26,096	—	—	—	26,096
Dividend and distribution payable	119,055	—	—	—	119,055
Deferred revenue	—	—	163,926	—	163,926
Deferred income taxes, net	—	—	33,634	—	33,634
Liabilities related to assets held for sale	—	—	28,937	—	28,937

Total liabilities	4,825,429	—	1,121,551	(841,179)	5,105,801

General partner	—	—	—	—	—
Limited partners	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total partners’ capital	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total liabilities and partners’ capital	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2018
	Operating		Guarantor
	Partnership	Co-Issuer	Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$572	$—	$10,505,557	$—	$10,506,129
Cash and cash equivalents	3,995	—	—	—	3,995
Tenant and other receivables, net	26	—	7,642	—	7,668
Intercompany	841,179	—	—	(841,179)	—
Prepaid expenses and other assets	34,813	—	—	—	34,813
Investments in subsidiaries	9,790,350	—	—	(9,790,350)	—
Above market lease, asset	—	—	43,014	—	43,014
Assets held for sale	—	—	355,688	—	355,688

Total assets	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

Debt, net	4,666,949	—	—	—	4,666,949
Due to MGM Resorts International and affiliates	227	—	—	—	227
Intercompany	—	—	841,179	(841,179)	—
Accounts payable, accrued expenses, and other liabilities	13,102	—	7,694	—	20,796
Above market lease, liability	—	—	46,181	—	46,181
Accrued interest	26,096	—	—	—	26,096
Distribution payable	119,055	—	—	—	119,055
Deferred revenue	—	—	163,926	—	163,926
Deferred income taxes, net	—	—	33,634	—	33,634
Liabilities related to assets held for sale	—	—	28,937	—	28,937

Total liabilities	4,825,429	—	1,121,551	(841,179)	5,105,801

General partner	—	—	—	—	—
Limited partners	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total partners’ capital	5,845,506	—	9,790,350	(9,790,350)	5,845,506

Total liabilities and partners’ capital	$10,670,935	$—	$10,911,901	$(10,631,529)	$10,951,307

CONSOLIDATING BALANCE SHEET INFORMATION

	December 31, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Real estate investments, net	$488	$—	$10,021,450	$—	$10,021,938
Cash and cash equivalents	259,722	—	—	—	259,722
Tenant and other receivables, net	299	—	6,086	—	6,385
Intercompany	1,383,397	—	—	(1,383,397)	—
Prepaid expenses and other assets	18,487	—	—	—	18,487
Investments in subsidiaries	8,479,388	—	—	(8,479,388)	—
Above market lease, asset	—	—	44,588	—	44,588

Total assets	$10,141,781	$—	$10,072,124	$(9,862,785)	$10,351,120

Debt, net	3,934,628	—	—	—	3,934,628
Due to MGM Resorts International and affiliates	962	—	—	—	962
Intercompany	—	—	1,383,397	(1,383,397)	—
Accounts payable, accrued expenses, and other liabilities	4,154	—	6,086	—	10,240
Above market lease, liability	—	—	47,069	—	47,069
Accrued interest	22,565	—	—	—	22,565
Distribution payable	111,733	—	—	—	111,733
Deferred revenue	—	—	127,640	—	127,640
Deferred income taxes, net	—	—	28,544	—	28,544

Total liabilities	4,074,042	—	1,592,736	(1,383,397)	4,283,381

General partner	—	—	—	—	—
Limited partners	6,067,739	—	8,479,388	(8,479,388)	6,067,739

Total partners’ capital	6,067,739	—	8,479,388	(8,479,388)	6,067,739

Total liabilities and partners’ capital	$10,141,781	$—	$10,072,124	$(9,862,785)	$10,351,120

Consolidating Statement of Operations and Comprehensive Income Information
CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$219,847	$—	$219,847
Tenant reimbursements and other	—	—	6,164	—	6,164

Total revenues	—	—	226,011	—	226,011

Expenses
Depreciation	22	—	71,935	—	71,957
Property transactions, net	—	—	9,921	—	9,921
Ground lease and other reimbursable expenses	—	—	5,920	—	5,920
Acquisition-related expenses	92	—	—	—	92
General and administrative	4,476	—	—	—	4,476

Total expenses	4,590	—	87,776	—	92,366

Equity in earnings of subsidiaries	136,256	—	—	(136,256)	—
Other income (expense)
Interest income	241	—	—	—	241
Interest expense	(63,048)	—	—	—	(63,048)
Other	(306)	—	—	—	(306)

	(63,113)	—	—	—	(63,113)

Income before income taxes	68,553	—	138,235	(136,256)	70,532
Provision for income taxes	—	—	(1,979)	—	(1,979)

Net income	$68,553	$—	$136,256	$(136,256)	$68,553

Other comprehensive income
Net income	$68,553	$—	$136,256	$(136,256)	$68,553
Unrealized loss on cash flow hedges, net	(19,270)	—	—	—	(19,270)

Comprehensive income	$49,283	$—	$136,256	$(136,256)	$49,283

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Three Months Ended September 30, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$186,564	$—	$186,564
Tenant reimbursements and other	—	—	30,095	—	30,095

Total revenues	—	—	216,659	—	216,659

Expenses
Depreciation	45	—	63,423	—	63,468
Property transactions, net	—	—	339	—	339
Ground lease and other reimbursable expenses	—	—	29,168	—	29,168
Amortization of above market lease, net	—	—	171	—	171
Acquisition-related expenses	1,931	—	—	—	1,931
General and administrative	3,358	—	—	—	3,358

Total expenses	5,334	—	93,101	—	98,435

Equity in earnings of subsidiaries	129,568	—	—	(129,568)	—
Other income (expense)
Interest income	5,452	—	—	(5,289)	163
Interest expense	(58,743)	—	(5,289)	5,289	(58,743)
Other	(1,020)	—	—	—	(1,020)

	(54,311)	—	(5,289)	—	(59,600)

Income from continuing operations before income taxes	69,923	—	118,269	(129,568)	58,624
Provision for income taxes	—	—	(2,650)	—	(2,650)

Income from continuing operations, net of tax	69,923	—	115,619	(129,568)	55,974
Income from discontinued operations, net of tax	—	—	13,949	—	13,949

Net income	$69,923	$—	$129,568	$(129,568)	$69,923

Other comprehensive income
Net income	$69,923	$—	$129,568	$(129,568)	$69,923
Unrealized gain on cash flow hedges, net	4,736	—	—	—	4,736

Comprehensive income	$74,659	$—	$129,568	$(129,568)	$74,659

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$636,575	$—	$636,575
Tenant reimbursements and other	—	—	18,618	—	18,618

Total revenues	—	—	655,193	—	655,193

Expenses
Depreciation	65	—	222,997	—	223,062
Property transactions, net	—	—	11,344	—	11,344
Ground lease and other reimbursable expenses	—	—	17,760	—	17,760
Acquisition-related expenses	8,891	—	—	—	8,891
General and administrative	12,305	—	—	—	12,305

Total expenses	21,261	—	252,101	—	273,362

Equity in earnings of subsidiaries	409,665	—	—	(409,665)	—
Other income (expense)
Interest income	7,806	—	—	(5,617)	2,189
Interest expense	(190,973)	—	(5,617)	5,617	(190,973)
Other	(806)	—	—	—	(806)

	(183,973)	—	(5,617)	—	(189,590)

Income from continuing operations before income taxes	204,431	—	397,475	(409,665)	192,241
Provision for income taxes	(1,745)	—	(4,026)	—	(5,771)

Income from continuing operations, net of tax	202,686	—	393,449	(409,665)	186,470
Income from discontinued operations, net of tax	—	—	16,216	—	16,216

Net income	$202,686	$—	$409,665	$(409,665)	$202,686

Other comprehensive income
Net income	$202,686	$—	$409,665	$(409,665)	$202,686
Unrealized loss on cash flow hedges, net	(65,657)	—	—	—	(65,657)

Comprehensive income	$137,029	$—	$409,665	$(409,665)	$137,029

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Nine Months Ended September 30, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$559,690	$—	$559,690
Tenant reimbursements and other	—	—	93,198	—	93,198

Total revenues	—	—	652,888	—	652,888

Expenses
Depreciation	87	—	199,846	—	199,933
Property transactions, net	—	—	18,851	—	18,851
Ground lease and other reimbursable expenses	—	—	90,435	—	90,435
Amortization of above market lease, net	—	—	514	—	514
Acquisition-related expenses	4,603	—	—	—	4,603
General and administrative	10,021	—	—	—	10,021

Total expenses	14,711	—	309,646	—	324,357

Equity in earnings of subsidiaries	346,758	—	—	(346,758)	—
Other income (expense)
Interest income	7,762	—	—	(5,289)	2,473
Interest expense	(157,249)	—	(5,289)	5,289	(157,249)
Other	(6,409)	—	—	—	(6,409)

	(155,896)	—	(5,289)	—	(161,185)

Income from continuing operations before income taxes	176,151	—	337,953	(346,758)	167,346
Provision for income taxes	—	—	(5,144)	—	(5,144)

Income from continuing operations, net of tax	176,151	—	332,809	(346,758)	162,202
Income from discontinued operations, net of tax	—	—	13,949	—	13,949

Net income	$176,151	$—	$346,758	$(346,758)	$176,151

Other comprehensive income
Net income	$176,151	$—	$346,758	$(346,758)	$176,151
Unrealized gain on cash flow hedges, net	27,372	—	—	—	27,372

Comprehensive income	$203,523	$—	$346,758	$(346,758)	$203,523

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$746,253	$—	$746,253
Tenant reimbursements and other	—	—	123,242	—	123,242

	—	—	869,495	—	869,495

Expenses
Depreciation	108	—	266,514	—	266,622
Property transactions, net	—	—	20,319	—	20,319
Reimbursable expenses	—	—	119,531	—	119,531
Amortization of above market lease, net	—	—	686	—	686
Acquisition-related expenses	6,149	—	—	—	6,149
General and administrative	16,048	—	—	—	16,048

	22,305	—	407,050	—	429,355

	(22,305)	—	462,445	—	440,140
Equity in earnings of subsidiaries	476,353	—	—	(476,353)	—
Other income (expense)
Interest income	13,377	—	—	(10,876)	2,501
Interest expense	(215,532)	—	(10,876)	10,876	(215,532)
Other	(7,191)	—	—	—	(7,191)

	(209,346)	—	(10,876)	—	(220,222)

Income (loss) from continuing operations before income taxes	244,702	—	451,569	(476,353)	219,918
Provision for income taxes	—	—	(5,779)	—	(5,779)

Income from continuing operations, net of tax	$244,702	$—	$445,790	$(476,353)	$214,139
Income from discontinued operations, net of tax (Note 3)	—	—	30,563	—	30,563

Net income (loss)	$244,702	$—	$476,353	$(476,353)	$244,702

Other comprehensive income (loss)
Net income (loss)	244,702	—	476,353	(476,353)	244,702
Unrealized gain on cash flow hedges	4,128	—	—	—	4,128

Comprehensive income (loss)	$248,830	$—	$476,353	$(476,353)	$248,830

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$675,089	$—	$675,089
Tenant reimbursements and other	—	—	90,606	—	90,606

	—	—	765,695	—	765,695
Expenses
Depreciation	—	—	260,455	—	260,455
Property transactions, net	—	—	34,022	—	34,022
Reimbursable expenses	—	—	88,254	—	88,254
Amortization of above market lease, net	—	—	686	—	686
Acquisition-related expenses	17,304	—	—	—	17,304
General and administrative	12,189	—	—	—	12,189

	29,493	—	383,417	—	412,910

	(29,493)	—	382,278	—	352,785
Equity in earnings of subsidiaries	377,372	—	—	(377,372)	—
Other income (expense)
Interest income	3,907	—	—	—	3,907
Interest expense	(184,175)	—	—	—	(184,175)
Other	(1,621)	—	—	—	(1,621)

	(181,889)	—	—	—	(181,889)

Income (loss) before income taxes	165,990	—	382,278	(377,372)	170,896
Provision for income taxes	—	—	(4,906)	—	(4,906)

Net income (loss)	$165,990	$—	$377,372	$(377,372)	$165,990

Other comprehensive income (loss)
Net income (loss)	165,990	—	377,372	(377,372)	165,990
Unrealized gain on cash flow hedges	9,782	—	—	—	9,782

Comprehensive income (loss)	$175,772	$—	$377,372	$(377,372)	$175,772

CONSOLIDATING STATEMENT OF OPERATIONS AND COMPREHENSIVE INCOME INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Revenues
Rental revenue	$—	$—	$419,239	$—	$419,239
Tenant reimbursements and other	—	—	48,309	—	48,309

	—	—	467,548	—	467,548
Expenses
Depreciation	—	—	220,667	—	220,667
Property transactions, net	—	—	4,684	—	4,684
Reimbursable expenses	—	—	68,063	—	68,063
Amortization of above market lease, net	—	—	286	—	286
Acquisition-related expenses	10,178	—	—	—	10,178
General and administrative	9,896	—	—	—	9,896

	20,074	—	293,700	—	313,774

	(20,074)	—	173,848	—	153,774
Equity in earnings of subsidiaries	171,584	—	—	(171,584)	—
Other income (expense)
Interest income	774	—	—	—	774
Interest expense	(116,212)	—	—	—	(116,212)
Other	(726)	—	—	—	(726)

	(116,164)	—	—	—	(116,164)

Income (loss) before income taxes	35,346	—	173,848	(171,584)	37,610
Provision for income taxes	—	—	(2,264)	—	(2,264)

Net income (loss)	$35,346	$—	$171,584	$(171,584)	$35,346

Other comprehensive income (loss)
Net income (loss)	35,346	—	171,584	(171,584)	35,346
Unrealized gain on cash flow hedges	1,879	—	—	—	1,879

Comprehensive income (loss)	$37,225	$—	$171,584	$(171,584)	$37,225

Consolidating Statement of Cash Flows Information
CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2019
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(762,230)	$—	$677,713	$—	$(84,517)

Cash flows from investing activities
Proceeds from Northfield OpCo Transaction	3,779	—	—	—	3,779

Net cash provided by investing activities	3,779	—	—	—	3,779

Cash flows from financing activities
Net repayments under bank credit facility	(566,813)	—	—	—	(566,813)
Proceeds from issuance of debt	750,000	—	—	—	750,000
Deferred financing costs	(9,983)	—	—	—	(9,983)
Repayment of assumed bridge facility	(245,950)	—	—	—	(245,950)
Issuance of Operating Partnership units	699,362	—	—	—	699,362
Distributions paid	(395,005)	—	—	—	(395,005)
Cash received by Parent on behalf of Guarantor Subsidiaries, net	677,713	—	(677,713)	—	—
Other	(1,342)	—	—	—	(1,342)

Net cash provided by (used in) financing activities	907,982	—	(677,713)	—	230,269

Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	—	—	15,591	—	15,591
Cash flows used in investing activities, net	—	—	(12)	—	(12)
Cash flows used in financing activities, net	—	—	(37,900)	—	(37,900)

Net cash used in discontinued operations	—	—	(22,321)	—	(22,321)
Change in cash and cash equivalents classified as assets held for sale	—	—	(22,321)	—	(22,321)
Cash and cash equivalents
Net increase for the period	149,531	—	—	—	149,531
Balance, beginning of period	3,995	—	—	—	3,995

Balance, end of period	$153,526	$—	$—	$—	$153,526

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Nine Months Ended September 30, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(149,511)	$—	$574,348	$—	$424,837

Cash flows from investing activities
Capital expenditures for property and equipment	(191)	—	—	—	(191)
Acquisition of Northfield	(1,068,337)	—	—		(1,068,337)

Net cash used in investing activities	(1,068,528)	—	—	—	(1,068,528)

Cash flows from financing activities
Net borrowings under bank credit facility	747,375	—	—	—	747,375
Deferred financing costs	(17,490)	—	—	—	(17,490)
Distributions paid	(337,865)	—	—	—	(337,865)
Cash received by Parent on behalf of Guarantor Subsidiaries	574,348	—	(574,348)	—	—

Net cash provided by (used in) financing activities	966,368	—	(574,348)	—	392,020

Cash flows from discontinued operations, net
Cash flows provided by operating activities, net	—	—	8,250	—	8,250
Cash flows provided by investing activities, net	—	—	33,199	—	33,199
Cash flows used in financing activities, net	—	—	—	—	—

Net cash provided by discontinued operations	—	—	41,449	—	41,449

Cash flows from discontinued operations, net
Change in cash and cash equivalents classified as assets held for sale	—	—	41,449	—	41,449
Cash and cash equivalents
Net decrease for the period	(251,671)	—	—	—	(251,671)
Balance, beginning of period	259,722	—	—	—	259,722

Balance, end of period	$8,051	$—	$—	$—	$8,051

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2018
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(210,132)	$—	$766,933	$—	$556,801

Cash flows from investing activities
Capital expenditures for property and equipment	(192)	—	—	—	(192)
Acquisition of Northfield, net of cash acquired	(1,068,336)	—	—	—	(1,068,336)

Net cash provided by (used in) investing activities	(1,068,528)	—	—	—	(1,068,528)

Cash flows from financing activities
Net borrowings (repayments) under bank credit facility	727,750	—	—	—	727,750
Deferred financing costs	(17,490)	—	—	—	(17,490)
Distributions paid	(454,260)	—	—	—	(454,260)
Cash received by Parent on behalf of Guarantor Subsidiaries	766,933	—	(766,933)	—	—

Net cash provided by (used in) financing activities	1,022,933	—	(766,933)	—	256,000

Cash flows from discontinued operations
Cash flows from operating activities	—	—	23,406		23,406
Cash flows from investing activities	—	—	32,416		32,416
Cash flows from financing activities	—	—	—		—

Net cash from discontinued operations	—	—	55,822	—	55,822
Cash and cash equivalents
Net increase (decrease) for the period, including cash and cash equivalents classified as held for sale	(255,727)	—	55,822	—	(199,905)
Less: change in cash and cash equivalents classified as held for sale	—	—	55,822	—	55,822

Net increase (decrease) for the period	(255,727)	—	—	—	(255,727)
Balance, beginning of period	259,722	—	—	—	259,722

Balance, end of period	$3,995	$—	$—	$—	$3,995

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2017
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(198,925)	$—	$681,503	$—	$482,578

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	(488)	—	—	—	(488)
MGM National Harbor transaction	(462,500)	—	—	—	(462,500)

Net cash used in investing activities	(462,988)	—	—	—	(462,988)

Cash flows from financing activities
Proceeds from issuance of debt	350,000	—	—	—	350,000
Deferred financing costs	(5,598)	—	—	—	(5,598)
Repayment of assumed debt	(425,000)	—	—	—	(425,000)
Repayment of debt principal	(41,875)	—	—	—	(41,875)
Proceeds from purchase of Operating Partnership units by MGP	387,548	—	—	—	387,548
Distributions paid	(385,435)	—	—	—	(385,435)
Cash received by Parent on behalf of Guarantor Subsidiaries	681,503	—	(681,503)	—	—

Net cash provided by (used in) financing activities	561,143	—	(681,503)	—	(120,360)

Cash and cash equivalents
Net decrease for the period	(100,770)	—	—	—	(100,770)
Balance, beginning of period	360,492	—	—	—	360,492

Balance, end of period	$259,722	$—	$—	$—	$259,722

CONSOLIDATING STATEMENT OF CASH FLOWS INFORMATION

	Year Ended December 31, 2016
	Operating Partnership	Co-Issuer	Guarantor Subsidiaries	Eliminations	Consolidated
	(in thousands)
Cash flows from operating activities
Net cash provided by (used in) operating activities	$(99,884)	$—	$397,665	$—	$297,781

Cash flows from investing activities
Capital expenditures for property and equipment funded by Parent	—	—	(138,987)	—	(138,987)

Net cash used in investing activities	—	—	(138,987)	—	(138,987)

Cash flows from financing activities
Proceeds from issuance of debt	3,700,000	—	—	—	3,700,000
Deferred financing costs	(77,163)	—	—	—	(77,163)
Repayment of bridge facilities	(4,544,850)	—	—	—	(4,544,850)
Repayment of debt principal	(16,750)	—	—	—	(16,750)
Proceeds from purchase of Operating Partnership units by MGP	1,132,468	—	—	—	1,132,468
Distributions paid	(150,829)	—	—	—	(150,829)
Cash received by Parent on behalf of Guarantor Subsidiaries	417,500	—	(417,500)	—	—
Net cash transfers from Parent	—	—	158,822	—	158,822

Net cash provided by (used in) financing activities	460,376	—	(258,678)	—	201,698

Cash and cash equivalents
Net increase for the period	360,492	—	—	—	360,492
Balance, beginning of period	—	—	—	—	—

Balance, end of period	$360,492	$—	$—	$—	$360,492